Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of changes in the fair value of non designated Energy Trading and Risk Management derivatives

($ millions)	Energy Trading	Risk Management	Total

Fair value outstanding at December 31, 2015	(18)	20	2

Cash Settlements – paid (received) during the year	29	(13)	16

Unrealized losses recognized in earnings during the year (note 9)	(47)	(25)	(72)

Fair value outstanding at December 31, 2016	(36)	(18)	(54)

Cash Settlements – (received) paid during the year	(12)	17	5

Unrealized losses recognized in earnings during the year (note 9)	(37)	(19)	(56)

Fair value outstanding at December 31, 2017	(85)	(20)	(105)

Summary of derivative financial instrument assets and liabilities and assets available for sale measured at fair value

($ millions)	Level 1	Level 2	Level 3	Total Fair Value

Accounts receivable	46	109	—	155

Accounts payable	(100)	(109)	—	(209)

Balance at December 31, 2016	(54)	—	—	(54)

Accounts receivable	21	53	—	74

Accounts payable	(74)	(105)	—	(179)

Balance at December 31, 2017	(53)	(52)	—	(105)

Summary of offsetting financial assets

($ millions)	Gross Assets	Gross Liabilities Offset	Net Amounts Presented

Derivatives	1 765	(1 610)	155

Accounts receivable	2 058	(946)	1 112

Balance at December 31, 2016	3 823	(2 556)	1 267

Derivatives	1 126	(1 052)	74

Accounts receivable	2 405	(1 252)	1 153

Balance at December 31, 2017	3 531	(2 304)	1 227

Summary of offsetting financial liabilities

($ millions)	Gross Liabilities	Gross Assets Offset	Net Amounts Presented

Derivatives	(1 819)	1 610	(209)

Accounts payable	(1 975)	946	(1 029)

Balance at December 31, 2016	(3 794)	2 556	(1 238)

Derivatives	(1 231)	1 052	(179)

Accounts payable	(2 270)	1 252	(1 018)

Balance at December 31, 2017	(3 501)	2 304	(1 197)

Timing of cash outflows related to trade and other payables and debt

	December 31, 2016

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)

Within one year	5 379	1 819	2 325

1 to 3 years	28	—	5 238

3 to 5 years	14	—	3 031

Over 5 years	43	—	19 934

	5 464	1 819	30 528

	December 31, 2017

($ millions)	Trade and Other Payables(1)	Gross Derivative Liabilities(2)	Debt(3)

Within one year	6 024	1 231	3 027

1 to 3 years	38	—	1 949

3 to 5 years	38	—	3 184

Over 5 years	—	—	20 160

	6 100	1 231	28 320

(1)	Trade and other payables exclude net derivative liabilities of $179 million (2016 – $209 million)
(2)

Gross derivative liabilities of $1 231 million (2016 – $1 819 million) are offset by gross derivative assets of $1 052 million (2016 – $1 610 million), resulting in a net amount of $179 million (2016 – $209 million).

(3)	Debt includes short-term debt, long-term debt, finance leases and interest payments on fixed-term debt and commercial paper.